Advisor Classes

May 1, 2006	Prospectus	www.kineticsfunds.com
(As revised, February 12, 2007)
The Internet Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund The Market Opportunities Fund
Each a series of Kinetics Mutual Funds, Inc.

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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

OVERVIEW	4
THE INTERNET FUND	5
THE PARADIGM FUND	10
THE MEDICAL FUND	15
THE SMALL CAP OPPORTUNITIES FUND	20
THE MARKET OPPORTUNITIES FUND	25
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	29
PORTFOLIO HOLDINGS INFORMATION	32
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	32
VALUATION OF FUND SHARES	33
HOW TO PURCHASE SHARES	34
HOW TO REDEEM SHARES	36
EXCHANGE PRIVILEGE	39
DISTRIBUTIONS AND TAXES	40
DISTRIBUTION OF SHARES	42
DESCRIPTION OF ADVISOR CLASSES	43
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	45
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	46
FINANCIAL HIGHLIGHTS	47

KineticsMutualFunds, Inc.
This combined Prospectus discusses the Advisor Classes of five series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$2,500
May 1, 2006
(As revised, February 12, 2007)

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership short-term earnings shortfalls, lack of significant analyst coverage, stocks selling at or below book or replacement value and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”). The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund may be appropriate for investors who:

»	wish to invest for the long-term

»	want to diversify their portfolios

»	want to allocate some portion of their long-term investments to growth equity investing

»	are willing to accept the volatility associated with equity investing

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Internet Fund’s past performance, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The performance shown below is that of the Internet Fund’s Advisor Class A shares. Because Advisor Class C shares of the Internet Fund had not commenced operations as of December 31, 2005, no performance information is shown for that Class. Advisor Class C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Internet Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	23.99%
WorstQuarter:	2002	Q3	-14.33%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 13.28%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return before taxes	-7.21%	-0.14%
Return after taxes on distributions	-7.37%	-0.24%
Return after taxes on distributions and sale of Fund shares(2)	-4.66%	-0.17%
S&P 500 Index(3)	4.91%	1.95%
NASDAQ Composite Index (4)	1.37%	1.73%
(1) The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001. Advisor Class C shares of The Internet Fund had not commenced operations as of December 31, 2005. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class C
Management Fees(6)	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(7)	0.75%
Other Expenses	1.10%	1.10%
Total Annual Fund Operating Expenses	2.85%	3.10%
(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$847	$1,407	$1,992	$3,568
Advisor Class C	$313	$957	$1,625	$3,411

See “Description of Advisor Classes” on page 43.

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Paradigm Fund’s past performance, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the figures shown because each Class of shares has different expenses.

The Paradigm Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	20.63%
Worst Quarter:	2002	Q3	-8.83%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 12.90%.

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return before taxes	8.91%	14.32%
Return after taxes on distributions	8.89%	14.15%
Return after taxes on distributions and sale of Fund shares(2)	5.82%	12.49%
S&P 500 Index(3)	4.91%	1.95%
NASDAQ Composite Index (4)	1.37%	1.73%
The Paradigm Fund (KNPCX) Advisor Class C
Return before taxes	14.96%	20.29%
S&P 500 Index(3)	4.91%	8.76%
NASDAQ Composite Index (4)	1.37%	12.40%
(1) The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the two indices in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares and Advisor Class C shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class C
Management Fees(6)	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(7)	0.75%
Other Expenses	0.68%	0.68%
Total Annual Fund Operating Expenses(8)	2.43%	2.68%
(1) This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.

(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan for the Advisor Class A shares were limited to 0.25%.
(8) The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% and 2.49% for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$807	$1,289	$1,796	$3,182
Advisor Class C	$271	$832	$1,420	$3,012

See “Description of Advisor Classes” on page 43.

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies engaged generally in the medical research, pharmaceutical and technology industries and related medical technology industries, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investments in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the Medical Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Medical Fund’s past performance, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. The performance shown below is that of the Medical Fund’s Advisor Class A shares. Because Advisor Class C shares of the Medical Fund had not commenced operations as of December 31, 2005, no performance information is shown for that Class. Advisor Class C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Medical Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	16.73%
Worst Quarter:	2002	Q2	-19.71%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 9.85%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Medical Fund (KRXAX) Advisor Class A
Return before taxes	-6.63%	-3.39%
Return after taxes on distributions	-6.63%	-3.44%
Return after taxes on distributions and sale of Fund shares(2)	-4.31%	-2.88%
S&P 500 Index(3)	4.91%	1.95%
NASDAQ Composite Index (4)	1.37%	1.73%
(1) The Medical Fund’s Advisor Class A shares commenced operations on April 26, 2001. Advisor Class C shares had not commenced operations prior to December 31, 2005. The returns for the two indices in this column have been calculated since the inception date of the Medical Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class C
Management Fees(6)	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(7)	0.75%
Other Expenses	1.23%	1.23%
Total Annual Fund Operating Expenses(8)	2.98%	3.23%

(1) This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan for the Advisor Class A shares were limited to 0.25%.
(8) The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74% and 2.24% for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$859	$1,443	$2,052	$3,684
Advisor Class C	$326	$995	$1,688	$3,531

See “Description of Advisor Classes” on page 43.

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore, the Small Cap Fund’s investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Small Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. The performance shown below is that of the Small Cap Fund’s Advisor Class A shares. Because Advisor Class C shares of the Small Cap Fund had not commenced operations as of December 31, 2005, no performance information is shown for that Class. Advisor Class C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Small Cap Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	16.64%
Worst Quarter:	2002	Q3	-21.60%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 14.70%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Small Cap Fund (KSOAX) Advisor Class A
Return before taxes	6.33%	9.33%
Return after taxes on distributions	6.19%	8.89%

Return after taxes on distributions and sale of Fund shares(2)	4.21%	7.81%
S&P 500 Index(3)	4.91%	3.92%
NASDAQ Composite Index (4)	1.37%	3.12%
 (1) The Small Cap Opportunities Fund’s Advisor Class A shares commenced operations on December 31, 2001. Advisor Class C shares had not commenced operations prior to December 31, 2005. The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares.
(2) The “Return After taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class C
Management Fees(6)	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(7)	0.75%
Other Expenses	0.66%	0.66%
Total Annual Fund Operating Expenses(8)	2.41%	2.66%
(1) This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan for the Advisor Class A shares were limited to 0.25%.
(8) The Investment Adviser to the Small Cap Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% and 2.49% for Advisor Class A and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$805	$1,283	$1,787	$3,163
Advisor Class C	$269	$826	$1,410	$2,993

See “Description of Advisor Classes” on page 43.

THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Market Opportunities Portfolio. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital markets includes companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest in convertible and non-convertible debt securities, including debt securities that are rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality. No more than 20% of the Market Opportunities Portfolio’s total assets may be invested in such non-investment grade debt securities.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least twenty percent (20%) of their revenue from such exchanges, or from the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure

The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

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Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

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Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

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Sector/Industry Concentration Risks: To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies in either the capital markets or gaming industry may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in that industry.

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Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

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Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Non-Diversification Risks: As a non-diversified investment company, more of the Market Opportunities Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

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Option Transaction Risks: The Market Opportunities Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

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Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

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New Fund Risk: There can be no assurance that the Market Opportunities Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Market Opportunities Fund be liquidated.

Performance of the Market Opportunities Fund

Because the Market Opportunities Fund had not commenced operations as of December 31, 2005, there is no performance information for the Fund.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class C
Management Fees(6)	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50% (7)	0.75%
Other Expenses(8)	1.25%	1.25%
Total Annual Fund Operating Expenses(8)(9)	3.00%	3.25%

(1) This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Market Opportunities Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Market Opportunities Fund to help defray any potential expenses to the Market Opportunities Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

(4) The Market Opportunities Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Market Opportunities Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. The Market Opportunities Fund intends to limit payments under the Distribution Plan for the Advisor Class A shares to 0.25% during the current fiscal year ending December 31, 2006.
(8) Because the Market Opportunities Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Market Opportunities Fund’s current fiscal year ending December 31, 2006.
(9) The Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% and 2.49% for Advisor Class A and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years
Advisor Class A	$861	$1,449
Advisor Class C	$328	$1,001

See “Description of Advisor Classes” on page 43.

Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the Internet Fund.

Medical Research Industry-Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification—All Funds
Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in the stocks of two or more issuers not exceeding 25% of a Portfolio’s total assets with respect to any one issuer, while the other half is spread out among various investments of various issuers generally not exceeding with respect to any one issuer 5% of a Portfolio’s total assets. As a result of its non-diversified status, each Portfolio’s shares may be more susceptible to adverse changes in the value of a particular company’s shares than would the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

Portfolio Holdings Information
A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters). The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and their percentage of the portfolio holdings and (b) the top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of seven mutual funds with discretionary management authority over approximately $2.167 billion in assets as of December 31, 2005. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2005, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Paradigm Portfolio	1.00%
Medical Portfolio	1.22%
Small Cap Opportunities Portfolio	1.00%
Market Opportunities Portfolio	N/A*

*	The Investment Adviser is entitled to receive advisory fees from the Market Opportunities Portfolio at the annual rate of 1.25% of the Portfolio’s average daily net assets.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Market Opportunities Portfolio) is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2005. A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Market Opportunities Portfolio is available in the SAI.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Able, Tina Larson, Steven Tuen and Murray Stahl. Each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

The lead portfolio manager for the Internet Portfolio committee is Mr. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead portfolio manager for the Medical Portfolio committee is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager. He has been managing the Portfolio since its inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Paradigm Portfolio committee are Mr. Stahl and Mr. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl has served as Director of Research since 2000. He also currently serves as Chairman of Horizon Asset Management, a position which he has held since 1994. Each other committee member serves as a research analyst.  Tina Larsson provides substantial input on research, stock selection and portfolio composition. Ms. Larsson joined the Investment Adviser in 1999. Since 1996, Ms. Larsson has been an analyst at Horizon Research Group and a portfolio manager for Horizon Asset Management. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The lead co-portfolio managers of the Small Cap Portfolio committee are Mr. Doyle and Mr. Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio committee are Mr. Stahl and Mr. Doyle who have been managing the Portfolio since its inception. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

Steven Tuen joined the Investment Adviser in 1999 as a portfolio manager. Since 1996, Mr. Tuen also serves as an analyst in the Horizon Research Group and a portfolio manager at Horizon Asset Management.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Class of each Fund are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”). The NAVs are determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each corresponding Fund’s Classes.

Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for both types of accounts (including Coverdell Education Savings Accounts) is $100. The Company reserves the right to vary or waive any minimum investment requirement. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until the completed New Account Application Form is received by the Funds or their transfer agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Funds’ transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Funds’ transfer agent at (800) 930-3828. The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to the desired effective date of such change or termination. The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail

Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address. Upon receipt of your completed New Account Application Form, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Funds that the wire is coming. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to:                                   U.S. Bank, N.A.
•   ABA Number:                   075000022
•   Credit:                                 U.S. Bancorp Fund Services, LLC
•   Account:                            112-952-137
•   Further Credit:           Kinetics Mutual Funds, Inc.
 [NAME OF FUND]
 (Shareholder Name/Account Registration)
 (Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p. m. Eastern time to place your order. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the check has cleared. This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or be sent via electronic funds transfer through the ACH network, to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from bank and securities dealers, but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Funds’ transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed, and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (800) 930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse affect on other Fund shareholders, including, without limitation, possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders. Advisor Class A and Advisor Class C shares of the Funds assess a 2.00% fee on the redemption or exchange of shares held for less than 30 days. These fees are paid to the Funds to help offset transaction costs.

The Funds will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at (800) 930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor Class A shares for Advisor Class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, so your account may be subject to a redemption fee as described above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. In all cases, shareholders will be required to pay a sales charge only once. An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee. See “Redemption Fees” above.

Call (800) 930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net short-term capital gain over net long-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you, regardless whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares. The maximum long-term gain capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

Distributions from each Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid on December 31.

You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This is known as “buying into a dividend.”

Sales and Exchanges. The sale of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

Backup Withholding. On the New Account Application Form, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend or distribution of gross proceeds from the redemption or exchange of shares. Each Fund reserves the right to reject any application that does not include a certified taxpayer identification number. The withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund’s taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund’s taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source “portfolio interest” or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and that dividends will no longer be taxed at long-term capital gain rates for taxable years beginning after December 31, 2008.

Your investment in the Funds could have additional tax consequences. This short summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

More tax information relating to the Funds is also provided in the SAI.

Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows each Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively. Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan were limited to 0.25%. Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily net asset value of Advisor Class C shares to the distributor. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of such Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS also acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers two Classes of shares of the Funds - Advisor Class A shares and Advisor Class C shares. Please note that the only Advisor Classes of Kinetics Mutual Funds, Inc. currently available to shareholders are those offered in this Prospectus as follows:

Fund Name	Class
The Internet Fund	Advisor Classes A and C shares
The Paradigm Fund	Advisor Classes A and C shares
The Medical Fund	Advisor Classes A and C shares
The Small Cap Opportunities Fund	Advisor Classes A and C shares
The Market Opportunities Fund	Advisor Classes A and C shares

Each Fund also offers a No Load Class of shares through a separate prospectus. The No Load Class of shares may be purchased without the imposition of any sales charges or 12b-1 fees. Each Fund has also registered an Institutional Class of Shares which is currently being offered by the Paradigm Fund and the Small Cap Fund. The Funds’ Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Funds’ shareholders. You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of each Fund.

If you purchase Advisor Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

Amount of Transaction	Sales Charge as a % Of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least But Less than
$0 $50,000	5.75%	6.10%	5.25%
$50,000 $100,000	4.75%	4.99%	4.25%
$100,000 $250,000	3.75%	3.90%	3.25%
$250,000 $500,000	2.75%	2.83%	2.25%
$500,000 $1,000,000	2.25%	2.30%	1.75%
$1,000,000 and above	0.75%	0.76%	0.65%

The Offering Price includes the sales charge paid at the time of investment.

Waivers - Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

»	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or

»	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge - Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months; (see “Letter of Intent - Advisor Class A Shares” below)

»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

»	combining concurrent purchases of Advisor Class A shares from different Funds to obtain the quantity discounts indicated above; and

»	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances. Consult your broker-dealer.

Rights of Accumulation - Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent - Advisor Class A Shares
By signing a Letter of Intent (LOI) you can reduce your Advisor Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Advisor Class A shares (excluding the Kinetics Government Money Market Fund). Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with the Funds you can aggregate your accounts as well as the accounts of your immediate family members under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs. Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of any of the Funds, you will pay the NAV next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares.

Additional information regarding sales load breakpoints is available in the Funds’ SAI. The Funds also provide information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investments from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal years ended December 31, 2005 and 2004 was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request. The financial information provided for prior periods was audited by the Funds’ former auditors.

The financial highlights tables set forth below are for the Advisor Class A shares of the Internet Fund, Medical Fund and Small Cap Fund and Advisor Class A shares and Advisor Class C shares of the Paradigm Fund. The Market Opportunities Fund and the Advisor Class C shares of the Internet Fund, Medical Fund and Small Cap Fund had not commenced operations as of December 31, 2005.

THE INTERNET FUND

	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,		Advisor Class A April 26, 2001(1) through December 31,
	2005	2004	2003	2002		2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$24.93	$22.88	$16.47	$21.75		$23.50
Income from Investment Operations:
Net investment income (loss)	0.05 (6)	0.05 (6)	(0.82)	(0.12	)(6)	(0.12	)(6)
Net realized and unrealized gain (loss)on investments	(0.44)	2.23	7.23	(5.16)		(1.63)
Total gain (loss) from investment operations	(0.39)	2.28	6.41	(5.28)		(1.75)
Redemption Fees	0.00 (7)	—	—	—		—
Less Distributions:
From net investment income	(0.14)	(0.23)	—	—		—
From net realized gains	—	—	—	—		—
Total distributions	(0.14)	(0.23)	—	—		—
Net Asset Value, End of Period	$24.40	$24.93	$22.88	$16.47		$21.75
Total Return(5)	(1.55)%	9.95%	38.92%	(24.28)%		(7.45	)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$300	$354	$428	$507		$975
Ratio of expenses to average net assets:
Before expense reimbursement	2.60%	2.62%	2.64%	2.67%		2.62	%(3)
After expense reimbursement	2.60%	2.62%	2.64%	2.67%		2.62	%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	0.21%	0.19%	(0.14)%	(0.66)%		(0.86	)%(3)
After expense reimbursement	0.21%	0.19%	(0.14)%	(0.66)%		(0.86	)%(3)
Portfolio turnover rate	N/A	N/A	N/A	N/A		N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount is less than $0.005 per share.

THE PARADIGM FUND - CLASS A

	Advisor Class A Year Ended December 31,		Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A April 26, 2001(1) through December 31,
	2005		2004	2003	2002	2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$17.40		$14.82	$10.07	$10.58	$10.42
Income from Investment Operations:
Net investment income (loss)	(0.07	)(6)	(0.10)	0.08	(0.17)	(0.10	)(6)
Net realized and unrealized gain (loss) on investments	2.77		3.16	4.70	(0.34)	0.26
Total gain (loss) from investment operations	2.70		3.06	4.78	(0.51)	0.16
Redemption Fees	0.00	(7)	—	—	—	—
Less Distributions:
From net investment income	—		(0.02)	(0.03)	—	—
From net realized gains	(0.02)		(0.46)	—	—	—
Total distributions	(0.02)		(0.48)	(0.03)	—	—
Net Asset Value, End of Period	$20.08		$17.40	$14.82	$10.07	$10.58
Total Return(5)	15.54%		20.63%	47.47%	(4.82)%	1.54	%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$60,421		$26,525	$13,157	$4,943	$4,091
Ratio of expenses to average net assets:
Before expense reimbursement	2.18%		2.35%	2.49%	3.22%	3.72	%(3)
After expense reimbursement	1.94%		1.99%	1.99%	2.99%	2.99	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.66)%		(1.02)%	0.32%	(1.86)%	(2.16	)%(3)
After expense reimbursement	(0.42)%		(0.66)%	0.82%	(1.63)%	(1.43	)%(3)
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount is less than $0.005 per share.

THE PARADIGM FUND - CLASS C

	Advisor Class C Year Ended December 31,		Advisor Class C Year Ended December 31,	Advisor Class C Year Ended December 31,	Advisor Class C June 28, 2002(1) through December 31,
	2005		2004	2003	2002
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$17.21		$14.73	$10.05	$10.64
Income from Investment Operations:
Net investment income (loss)	(0.17	)(6)	(0.18)	0.02	(0.11)
Net realized and unrealized gain (loss) on investments	2.74		3.14	4.67	(0.48)
Total gain (loss) from investment operations	2.57		2.96	4.69	(0.59)
Redemption Fees	0.00	(7)	—	—	—
Less Distributions:
From net investment income	—		(0.02)	(0.01)	—
From net realized gains	(0.02)		(0.46)	—	—
Total distributions	(0.02)		(0.48)	(0.01)	—
Net Asset Value, End of Period	$19.76		$17.21	$14.73	$10.05
Total Return(5)	14.96%		20.08%	46.68%	(5.55	)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$38,740		$9,426	$2,125	$519
Ratio of expenses to average net assets:
Before expense reimbursement	2.68%		2.85%	2.99%	3.72	%(3)
After expense reimbursement	2.44%		2.49%	2.49%	3.49	%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.16)%		(1.52)%	(0.18)%	(2.36	)%(3)
After expense reimbursement	(0.92)%		(1.16)%	0.32%	(2.13	)%(3)
Portfolio turnover rate	N/A		N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount is less than $0.005 per share.

THE MEDICAL FUND

	Advisor Class A Year Ended December 31,		Advisor Class A Year Ended December 31,		Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A April 26, 2001(1) through December 31,
	2005		2004		2003	2002	2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$16.49		$15.47		$12.61	$18.01	$18.24
Income from Investment Operations:
Net investment loss	(0.22	)(6)	(0.11	)(6)	(0.63)	(0.24)	(0.17	)(6)
Net realized and unrealized gain (loss) on investments	0.07		1.13		3.49	(5.08)	(0.03)
Total gain (loss) from investment operations	(0.15)		1.02		2.86	(5.32)	(0.20)
Redemption Fees	—		—		—	—	—
Less Distributions:
From net investment income	—		—		—	—	—
From net realized gains	—		—		—	(0.08)	(0.03)
Total distributions	—		—		—	(0.08)	(0.03)
Net Asset Value, End of Period	$16.34		$16.49		$15.47	$12.61	$18.01
Total Return(5)	(0.91)%		6.59%		22.68%	(29.56)%	(1.09	)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$559		$696		$758	$794	$1,203
Ratio of expenses to average net assets:
Before expense reimbursement	2.73%		2.79%		2.77%	2.80%	2.53	%(3)
After expense reimbursement	2.69%		2.64%		2.77%	2.80%	2.53	%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.39)%		(1.56)%		(1.80)%	(1.74)%	(1.42	)%(3)
After expense reimbursement	(1.35)%		(1.41)%		(1.80)%	(1.74)%	(1.42	)%(3)
Portfolio turnover rate	N/A		N/A		N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

THE SMALL CAP OPPORTUNITIES FUND

	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,		Advisor Class A December 31,
	2005	2004	2003	2002		2001(1)
PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$18.63	$16.50	$10.03	$14.50		$14.50
Income from Investment Operations:
Net investment income (loss)	0.02 (4)	0.18 (4)	0.15	(0.20	)(4)	—
Net realized and unrealized gain (loss) on investments	2.38	2.49	6.47	(4.20)		—
Total gain (loss) from investment operations	2.40	2.67	6.62	(4.40)		—
Redemption Fees	0.00 (6)
Less Distributions:
From net investment income	(0.01)	(0.13)	(0.15)	—		—
From net realized gains	(0.13)	(0.41)	—	(0.07)		—
Total distributions	(0.14)	(0.54)	(0.15)	(0.07)		—
Net Asset Value, End of Period	$20.89	$18.63	$16.50	$10.03		$14.50
Total Return(5)	12.83%	16.17%	65.98%	(30.35)%		0.00	%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,205	$2,929	$2,075	$172		$1
Ratio of expenses to average net assets:
Before expense reimbursement	2.16%	2.28%	2.59%	3.20%		N/A
After expense reimbursement	1.94%	1.99%	2.59%	2.99%		N/A
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.17)%	0.76%	1.89%	(1.84)%		N/A
After expense reimbursement	0.06%	1.05%	1.89%	(1.63)%		N/A
Portfolio turnover rate	N/A	N/A	N/A	N/A		N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(5) The total return does not reflect the 5.75% front end sales charge.
(6) The amount is less than $0.005 per share.

Kinetics Mutual Funds, Inc.

The Internet Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund

Investment Adviser	Kinetics Asset Management, Inc.
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, NY 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2006.
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquires, please contact us at:

By Telephone:                                                                                       By Internet:
(800) 930-3828                                                                                        http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303